Voya Short Duration High Income Fund Average Annual Total Returns - Class A C I and R6 Shares [Member]			12 Months Ended	20 Months Ended	23 Months Ended	60 Months Ended	120 Months Ended
		Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class A
Prospectus [Line Items]
Average Annual Return, Percent			6.12%		8.22%
Performance Inception Date		Feb. 09, 2023
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			2.49%		4.68%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.57%		4.74%
Class A | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.25%		2.49%
Class A | ICE BofA 1-3 Year US Treasury Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		4.08%		4.26%
Class C
Prospectus [Line Items]
Average Annual Return, Percent			7.11%	8.95%
Performance Inception Date		Apr. 20, 2023
Class C | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.25%	2.49%
Class C | ICE BofA 1-3 Year US Treasury Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		4.08%	4.26%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			9.10%		9.97%
Performance Inception Date		Feb. 09, 2023
Class I | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.25%		2.49%
Class I | ICE BofA 1-3 Year US Treasury Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		4.08%		4.26%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent			8.99%		9.99%
Performance Inception Date		Feb. 09, 2023
Class R6 | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.25%		2.49%
Class R6 | ICE BofA 1-3 Year US Treasury Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		4.08%		4.26%

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.